Selling, general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense
Salaries and benefits	$ 104,252	$ 52,737
Sales and marketing	23,272	12,188
Rent and occupancy	13,124	4,613
Travel	4,779	6,574
Professional fees	47,598	30,550
Office supplies and services	17,731	8,290
Other	16,518	6,070
Total selling, general and administrative expense	$ 227,274	$ 121,022